Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts
20.	VALUATION AND QUALIFYING ACCOUNTS

The Company’s valuation allowance for deferred tax assets for the years ended December 31, 2013, 2014 and 2015 were as follows:

Valuation Allowance for Deferred Tax Assets
Balance at January 1, 2013	$13,326
Additions	14,162
Deductions	(1,777)

Balance at December 31, 2013	$25,711
Additions	28,612
Deductions	(1,450)

Balance at December 31, 2014	$52,873
Additions	437
Deductions	(2,674)

Balance at December 31, 2015	$50,636